Stock-Based Compensation - Schedule of Non-Vested Share Activity (Details) - Common Stock Class B - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Non-vested options	1,740	2,333
Non-vested options, grant date, per share	$ 37.50	$ 64.0
Granted		81,099
Granted, grant date, per share	$ 10.00	$ 8.50
Vested	(19,210)	(81,692)
Vested, grant date, per share	$ 11.00	$ 9.00
Granted	18,418	81,095
Non-vested forfeited or cancelled	(680)
Non-vested forfeited or cancelled, grant date, per share	$ 46.22
Non-vested options	268	1,740
Non-vested options, grant date, per share	$ 7.50	$ 37.50